Virtus Insight Trust

Supplement dated June 26, 2009 to the

Prospectus dated May 1, 2009,

as supplemented

IMPORTANT NOTICE TO INVESTORS

For the funds named below, the following information updates and replaces the disclosure regarding portfolio managers beginning on page 57 of the funds’ current prospectus.

Virtus Disciplined Small-Cap Growth Fund

Thomas P. Lettenberger, CFA, Principal and Portfolio Manager (Harris)

Prior to joining Harris in 2005, Mr. Lettenberger was a portfolio manager at an asset management firm from 2000 to 2005 with responsibility for institutional and mutual fund accounts. He has 11 years of investment management experience and was appointed as a manager of the fund in May 2006. Mr. Lettenberger is also a manager of the Virtus Disciplined Small-Cap Opportunity Fund and the Virtus Disciplined Small-Cap Value Fund.

Todd Sanders, CFA, Principal, Portfolio Manager (Harris)

Prior to joining Harris in 2006, Mr. Sanders was a portfolio manager for an investment management firm from 1998 to 2006. He has a total of 17 years of industry experience, including portfolio management and quantitative analysis, and was appointed as a manager of the fund in May 2006. Mr. Sanders is also a manager of the Virtus Disciplined Small-Cap Opportunity Fund and the Virtus Disciplined Small-Cap Value Fund.

Virtus Disciplined Small-Cap Opportunity Fund

Todd Sanders, CFA, Principal, Portfolio Manager (Harris)

Mr. Sanders was appointed as a manager of the fund in May 2006. See information for the Virtus Disciplined Small-Cap Growth Fund.

Thomas P. Lettenberger, CFA, Principal and Portfolio Manager (Harris)

Mr. Lettenberger was appointed as a manager of the fund in May 2006. See information for the Virtus Disciplined Small-Cap Growth Fund.

Virtus Disciplined Small-Cap Value Fund

Thomas P. Lettenberger, CFA, Principal and Portfolio Manager (Harris)

Mr. Lettenberger was appointed as a manager of the fund in May 2006. See information for the Virtus Disciplined Small-Cap Growth Fund.

Todd Sanders, CFA, Principal, Portfolio Manager (Harris)

Mr. Sanders was appointed as a manager of the fund in May 2006. See information for the Virtus Disciplined Small-Cap Growth Fund.

Virtus Intermediate Tax-Exempt Bond Fund

George W. Selby, CPA, Partner and Portfolio Manager (Harris)

Prior to joining Harris in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 26 years of municipal bond sales experience and has served as a manager of the fund since 1998. Mr. Selby is also a manager of the Virtus Tax-Exempt Bond Fund.

Laura Alter, Senior Partner, Head of Fixed Income and Portfolio Manager (Harris)

Prior to joining Harris in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 25 years of experience in the fixed-income investment area and has served as a manager of the fund since May 2006.

Ms. Alter is also a manager of the Virtus Balanced Allocation Fund, Virtus Intermediate Government Bond Fund, the Virtus Short/Intermediate Bond Fund and the Virtus Tax-Exempt Bond Fund.

Virtus Tax-Exempt Bond Fund

George W. Selby, CPA, Partner and Portfolio Manager (Harris)

Mr. Selby has served as a manager of the fund since 1998. See information for the Virtus Intermediate Tax-Exempt Bond Fund.

Laura Alter, Senior Partner, Head of Fixed Income and Portfolio Manager (Harris)

Ms. Alter was appointed as a manager of the fund in May 2006. See information for the Virtus Intermediate Tax-Exempt Bond Fund.

Virtus Insight Government Money Market Fund

Peter J. Arts, Principal, Head of Short Duration Fixed Income and Portfolio Manager (Harris)

Mr. Arts joined Harris in 1995. He has 15 years of investment management experience and has served as a manager of the fund since 2004. Mr. Arts is also a manager of the Virtus Insight Money Market Fund and the Virtus Insight Tax-Exempt Money Market Fund.

Boyd R. Eager, Principal and Portfolio Manager (Harris)

Mr. Eager joined Harris in 1996. He has 13 years of investment management experience and has served as a manager of the fund since 2004. Mr. Eager is also a manager of the Virtus Insight Money Market Fund and the Virtus Insight Tax-Exempt Money Market Fund.

Virtus Insight Money Market Fund

Peter J. Arts, Principal, Head of Short Duration Fixed Income and Portfolio Manager (Harris)

Mr. Arts has served as a manager of the fund since 2004. See information for the Virtus Insight Government Money Market Fund.

Boyd R. Eager, Principal and Portfolio Manager (Harris)

Mr. Eager has served as a manager of the fund since 2004. See information for the Virtus Insight Government Money Market Fund.

Virtus Insight Tax-Exempt Money Market Fund

Peter J. Arts, Principal, Head of Short Duration Fixed Income and Portfolio Manager (Harris)

Mr. Arts has served as a manager of the fund since 2004. See information for the Virtus Insight Government Money Market Fund.

Boyd R. Eager, Principal and Portfolio Manager (Harris)

Mr. Eager has served as a manager of the fund since May 2006. See information for the Virtus Insight Government Money Market Fund.

Investors should retain this supplement with the Prospectus for future reference.

VIT 8003/PMs (06/09)

Virtus Insight Trust

Supplement dated June 26, 2009 to the

Insight Money Market Funds—Class A Shares Prospectus

dated May 1, 2009

IMPORTANT NOTICE TO INVESTORS

The following information updates and replaces the disclosure under the heading “Portfolio Managers” beginning on page 17 of the funds’ current prospectus.

Virtus Insight Government Money Market Fund

Peter J. Arts, Principal, Head of Short Duration Fixed Income and Portfolio Manager (Harris)

Mr. Arts joined Harris in 1995. He has 15 years of investment management experience and has served as a manager of the fund since 2004. Mr. Arts is also a manager of the Virtus Insight Money Market Fund and the Virtus Insight Tax-Exempt Money Market Fund.

Boyd R. Eager, Principal and Portfolio Manager (Harris)

Mr. Eager joined Harris in 1996. He has 13 years of investment management experience and has served as a manager of the fund since 2004. Mr. Eager is also a manager of the Virtus Insight Money Market Fund and the Virtus Insight Tax-Exempt Money Market Fund.

Virtus Insight Money Market Fund

Peter J. Arts, Principal, Head of Short Duration Fixed Income and Portfolio Manager (Harris)

Mr. Arts has served as a manager of the fund since 2004. See information for the Virtus Insight Government Money Market Fund.

Boyd R. Eager, Principal and Portfolio Manager (Harris)

Mr. Eager has served as a manager of the fund since 2004. See information for the Virtus Insight Government Money Market Fund.

Virtus Insight Tax-Exempt Money Market Fund

Peter J. Arts, Principal, Head of Short Duration Fixed Income and Portfolio Manager (Harris)

Mr. Arts has served as a manager of the fund since 2004. See information for the Virtus Insight Government Money Market Fund.

Boyd R. Eager, Principal and Portfolio Manager (Harris)

Mr. Eager has served as a manager of the fund since May 2006. See information for the Virtus Insight Government Money Market Fund.

Investors should retain this supplement with the Prospectus for future reference.

VIT 8031/MMFs PMs (06/09)

Virtus Insight Trust

Supplement dated June 26, 2009 to the

Virtus Insight Money Market Fund—Exchange Shares Prospectus

dated May 1, 2009

IMPORTANT NOTICE TO INVESTORS

The following information updates and replaces the disclosure under the heading “Portfolio Management” beginning on page 5 of the fund’s current prospectus.

Peter J. Arts, Principal, Head of Short Duration Fixed Income and Portfolio Manager (Harris)

Mr. Arts joined Harris in 1995. He has 15 years of investment management experience and has served as a manager of the fund since 2004. Mr. Arts is also a manager of the Virtus Insight Government Money Market Fund and the Virtus Insight Tax-Exempt Money Market Fund.

Boyd R. Eager, Principal and Portfolio Manager (Harris)

Mr. Eager joined Harris in 1996. He has 13 years of investment management experience and has served as a manager of the fund since 2004. Mr. Eager is also a manager of the Virtus Insight Government Money Market Fund and the Virtus Insight Tax-Exempt Money Market Fund.

Investors should retain this supplement with the Prospectus for future reference.

VIT 8030/MMF PMs (06/09)